Loss Per Share (Details) - Schedule of basic loss per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Basic Loss Per Share [Abstract]
Loss attributed to the shareholders of the Company (USD in thousands)	$ (11,067)	$ (10,348)	$ (9,481)
Weighted average number of ordinary shares outstanding	14,627,761	11,934,472	7,950,325
Basic loss per share (USD)	$ (0.76)	$ (0.87)	$ (1.19)